16. Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Information
NOTE 16 - Segment Information

In 2013, ProElite was considered to be an operating segment pursuant to ASC Topic 280 “Segment Reporting” since each was budgeted separately and tracked separately to provide the chief operating decision maker information to assess and manage ProElite, Stratus White and Hygeia/Canterbury. The Company suspended operations of ProElite effective June 30, 2013. Following the repositioning of the Company as a specialty biopharmaceutical company, the Company’s Board of Directors voted to discontinue operations of ProElite effective March 31, 2014. The following segment information is presented to provide a comparison for the three months ended March 31, 2014 and 2013.

A summary of results by segments is as follows:

	Three Months Ended March 31, 2014 ($000)				Three Months Ended March 31, 2013 ($000)
	Bio-	ProElite			Bio-	ProElite
	Pharma	(Discont.)	Other	Total	Pharma	(Discont.)	Other	Total
Revenues	$–	$–	$–	$–	$–	$–	$–	$–
Cost of sales	–	–	–	–	–	–	–	–
Gross margin	–	–	–	–	–	–	–	–
Deprec. & Amort	1	–	477	478	–	–	9	9
Segment profit	(1)	–	(477)	(478)	–	–	(9)	(9)
Operating expenses	183	–	710	893	–	–	2,084	2,084
Other (income)/expenses	–	–	5	5	–	–	20	20
Impact of derivative securities	–	–	–	–	–	–	237	237
Net loss from continuing ops.	(184)	–	(1,192)	(1,376)	–	–	(2,350)	(2,350)
Loss from discontinued ops.	–	–	–	–	–	(127)	–	(127)
Preferred dividends	–	–	–	–	–	–	124	124
Net loss attributable to common shareholders	$(184)	$–	$(1,192)	$(1,376)	$–	$(127)	$(2,474)	$(2,601)

Assets at End of Period	$230	$344	$25,878	$26,452	$–	$1,677	$511	$2,188
Liabilities at End of Period	$2,779	$625	$7,291	$10,695	$–	$1,998	$19,927	$21,925

In 2013, ProElite, Stratus White and Hygeia/Canterbury were considered operating segments pursuant to ASC Topic 280 “Segment Reporting” since each was budgeted separately and tracked separately to provide the chief operating decision maker information to assess and manage ProElite, Stratus White and Hygeia/Canterbury. In 2012, ProElite and Stratus White were considered operating segments. In 2012, the Company decided to suspend development of all business activities other than ProElite and effective June 30, 2013, the Company decided to suspend development of its ProElite business.

A summary of results by segments is as follows:

	As of/for the Year Ended December 31, 2013					As of /for the Year Ended December 31, 2012
	Stratus Rewards	ProElite	Life Sciences	Other	Total	Stratus Rewards	ProElite	Other Events	Other	Total
Revenues	$–	$72	$–	$–	$72	$–	$375	$–	$–	$375
Cost of sales	–	–	–	–	–	–	236	–	–	236
Gross margin	–	72	–	–	72	–	139	–	–	139
Deprec. & Amort	–	2	87	587	676	–	2	–	32	34
Segment profit	–	70	(87)	(587)	(604)	–	137	–	(32)	105
Operating expenses	85	192	80	12,371	12,728	1,724	990	–	9,183	11,897
Other (income) expenses	–	(714)	–	643	(71)	–	97	–	1,763	1,859
Impact of derivative securities	–	–	–	(10,459)	(10,459)				(6,801)	(6,801)
Net loss	$(85)	$592	$(167)	$(3,142)	(2,802)	$(1,724)	$(950)	$–	$(4,177)	$(6,850)
Net loss attributable to non-controlling interests	–	–	–	(6)	(6)	–	–	–	(19)	(19)
Preferred dividend	–	–	–	(172)	(172)	–	–	–	497	497
Net loss attributable to common shareholders	$(85)	$592	$(167)	$(2,976)	$(2,636)	$(1,724)	$(950)	$–	$(4,693)	$(7,366)

Assets	$–	$230	$572	$17,542	$18,344	$–	$2,161	$–	$285	$2,446
Liabilities	$52	$2,779	$587	$5,460	$8,878	$122	$2,632	$2,271	$15,828	$20,853